GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 26, 2020
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days by quarter
The following table summarises the number of selling days, for the years ended 31 December 2020 and 31 December 2019 (based on a standard five-day selling week):

	Half year	Full year
2020	128	262
2019	129	261
Change	-1	1

Exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the Six Months Ended		Closing as at
	26 June 2020	28 June 2019	26 June 2020	31 December 2019	28 June 2019
UK Sterling	1.15	1.14	1.10	1.18	1.12
US Dollar	0.91	0.89	0.89	0.89	0.88
Norwegian Krone	0.09	0.10	0.09	0.10	0.10
Swedish Krone	0.09	0.10	0.10	0.10	0.09
Icelandic Krone	0.01	0.01	0.01	0.01	0.01